UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number:     ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Partner Advisory Services, L.P.
Address:      Four Embarcadero Center
              Suite 3500
              San Francisco, CA 94111

Form 13F File Number: 028-14885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA       08/14/2012
-------------------------     -----------------       -----------------
[Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    16
                                          ------------
Form 13F Information Table Value Total:    102,648
                                          ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
APPLE INC                      PUT       037833950     202   19,300 SH Put   Shared-defined            0     19,300  0
APPLE INC                      COM       037833100  22,676   38,829 SH       Shared-defined            0     38,829  0
CHESAPEAKE ENERGY CORP         PUT       165167957      90  210,000 SH Put   Shared-defined            0    210,000  0
CITRIX SYS INC                 COM       177376100   5,562   66,259 SH       Shared-defined            0     66,259  0
F5 NETWORKS INC                CALL      315616902     150   50,000 SH Call  Shared-defined            0     50,000  0
F5 NETWORKS INC                COM       315616102  10,058  101,026 SH       Shared-defined            0    101,026  0
FIRST SOLAR INC                CALL      336433907      39  120,900 SH Call  Shared-defined            0    120,900  0
JABIL CIRCUIT INC              COM       466313103   3,237  159,209 SH       Shared-defined            0    159,209  0
MARKET VECTORS ETF TR     SEMICONDUCTOR  57060U233   4,531  140,593 SH       Shared-defined            0    140,593  0
MASTERCARD INC                 CL A      57636Q104   8,733   20,304 SH       Shared-defined            0     20,304  0
MICROSOFT CORP                 COM       594918104   8,859  289,606 SH       Shared-defined            0    289,606  0
NAVISTAR INTL CORP NEW         PUT       63934E958      69   83,500 SH Put   Shared-defined            0     83,500  0
NVIDIA CORP                    COM       67066G104  13,165  952,615 SH       Shared-defined            0    952,615  0
RED HAT INC                    COM       756577102  10,380  183,781 SH       Shared-defined            0    183,781  0
SALESFORCE COM INC             COM       79466L302  14,843  107,357 SH       Shared-defined            0    107,357  0
GRAINGER W W INC               PUT       384802954      54   31,500 SH Put   Shared-defined            0     31,500  0